CONSOLIDATED BALANCE SHEET (Parentheticals) (USD $)	Sep. 30, 2012 Common Class A [Member]	Dec. 31, 2011 Common Class A [Member]	Sep. 30, 2012 Common Class B [Member]	Dec. 31, 2011 Common Class B [Member]
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares issued (in Shares)	285,604,200	46,000,000	5,000,000	700,000
Common Stock, shares outstanding (in Shares)	285,604,200	46,000,000	5,000,000	700,000
Common stock, shares authorized (in Shares)	700,000,000	700,000,000	5,000,000	5,000,000